Consolidated Statement of Stockholders' Deficit (USD $)	Member's Capital	Common Stock	Additional Paid-In Capital	Deficit Accumulated during the Development stage	Total
Beginning Balance, Amount at Feb. 18, 2009
Shares issued to founder for membership interest upon formation, Amount		$ 19,000	$ (19,000)
Shares issued to founder for membership interest upon formation, Shares		190,000,000
Member's capital contributed	3,535				3,535
Net loss				(52,557)	(52,557)
Ending Balance, Amount at Dec. 31, 2009	3,535	19,000	(19,000)	(52,557)	(49,022)
Ending Balance, Shares at Dec. 31, 2009		190,000,000
Member's capital contributed for the period from January 1, 2010 through July 29, 2010	33,026				33,026
Net loss for the periodfrom January 1, 2010 through July 29, 2010				(7,984)	(7,984)
Reclassification of LLC member capital as additional paid-in capital	(36,561)		36,561
Reclassification of accumulated deficit and net lossas of July 29, 2010			(60,541)	60,541
Shares issued for cash at $0.0005 per shareon August 4, 2010, Amount		600	(570)		30
Shares issued for cash at $0.0005 per shareon August 4, 2010, Shares		600,000
Shares issued for cash at $0.005 per share, Amount		6,300	25,200		31,500
Shares issued for cash at $0.005 per share, Shares		6,300,000
Member's capital contributed				(28,720)	(28,720)
Ending Balance, Amount at Dec. 31, 2010		196,900	(189,350)	(28,720)	(21,170)
Ending Balance, Shares at Dec. 31, 2010		196,900,000
Net loss				(10,922)	(10,922)
Ending Balance, Amount at Dec. 31, 2011		196,900	(189,350)	(39,642)	(32,092)
Ending Balance, Shares at Dec. 31, 2011		196,900,000
Net loss				(34,981)	(34,981)
Ending Balance, Amount at Dec. 31, 2012		196,900	(189,350)	(74,623)	(67,073)
Ending Balance, Shares at Dec. 31, 2012		196,900,000
Capital contributions			3,000		3,000
Net loss				(13,463)	(13,463)
Ending Balance, Amount at Mar. 31, 2013		$ 196,900	$ (186,350)	$ (88,086)	$ (77,536)
Ending Balance, Shares at Mar. 31, 2013		196,900,000